Commitments and Contingencies - Additional Information (Detail)	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Containers orders placed	$ 7,835,000
Future minimum lease payment obligations	15,966,000
Fleet Management Agreements
Commitments And Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0